UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-21478

Name of Registrant:	Vanguard CMT Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	September 1, 2006–August 31, 2007

Item 1:	Reports to Shareholders

Vanguard® CMT Funds

August 31, 2007

Annual Report

Vanguard® Market Liquidity Fund

		August 31, 2006- August 31, 2007

		Average	SEC 7-Day
		Institutional	Annualized
	Vanguard	Money Market	Yield[2]:
Vanguard CMT Funds	Fund	Fund[1]	8/31/2007
2007 Total Returns
Market Liquidity	5.5%	5.1%	5.46%
Municipal Cash	3.7	--	3.99
Management

1. Derived from data provided by Lipper Inc.

2. The yield of a money market fund more closely reflects the current earnings of the fund than its total return.

FUND PROFILES

As of 8/31/2007

These Profiles provide a snapshot of each fund’s characteristics.

MARKET LIQUIDITY FUND

Financial Attributes

SEC 7-Day Annualized Yield	5.46%
Average Weighted Maturity	23 days
Average Quality[1]	Aaa
Expense Ratio	0.005%

Sector Diversification (% of portfolio)

Finance
Certificates of Deposit	32.7%
Commercial Paper	14.8
Collateralized Repurchase Agreements	49.3
Treasury/Agency	1.3
Other	1.9

Distribution by Credit Quality[1] (% of portfolio)

Aaa	51.7%
Aa	48.3

1. Moody’s Investors Service.

MUNICIPAL CASH MANAGEMENT FUND

Financial Attributes

SEC 7-Day Annualized Yield	3.99%
Average Weighted Maturity	6 days
Average Quality[1]	MIG-1
Expense Ratio	0.011%

Distribution by Credit Quality[2] (% of portfolio)

MIG-1/SP-1+/F-1+	98.1%
A-1/P-1/F-1	1.6
AAA/AA	0.3

Largest State Concentrations[3]

Texas	19.4%
Florida	9.7
Pennsylvania	9.3
Michigan	9.2
Tennessee	7.4
Ohio	5.1
Missouri	4.0
Illinois	3.5
New York	3.1
Louisiana	3.0
Top Ten	73.7%

1.	Moody’s Investors Service.
2.	Ratings: Moody’s Investor Service, Standard & Poor’s, Fitch.
3.	Percentages of total net assets, excluding any futures contracts.

Performance Summary

Average Annual Total Returns for periods ended June 30, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

CMT Funds	Inception Date	One Year	Since Inception

Market Liquidity	7/19/2004	5.48%	4.07%
Municipal Cash Management	7/19/2004	3.68	2.86

VANGUARD MARKET LIQUIDITY FUND

As of August 31, 2007

Statement of Net Assets

			Face	Market
		Maturity	Amount	Value•
	Yield••	Date	($000)	($000)
U.S. Government & Agency Obligations (1.3%)
Federal Home Loan Bank (Cost $249,607)	.156%-5.181%	9/12/07	250,000	249,607
Commercial Paper (14.8%)
Finance--Auto (0.4%)
Toyota Motor Credit Corp.	5.310%	10/17/07	38,400	38,143
Toyota Motor Credit Corp.	5.310%	10/18/07	38,400	38,137
				76,280
Finance--Other (1.1%)
General Electric Capital Corp.	5.316%	10/18/07	200,000	198,630
Foreign Banks (12.9%)
Abbey National NA LLC	5.309%	10/17/07	150,000	148,995
[1] Australia & New Zealand Banking Group, Ltd.	.313%-5.319%	10/22/07	203,450	201,938
CBA (Delaware) Finance Inc.	5.298%	9/12/07	25,000	24,960
CBA (Delaware) Finance Inc.	5.298%	9/20/07	30,000	29,917
CBA (Delaware) Finance Inc.	.299%-5.496%	9/24/07	157,000	156,457
CBA (Delaware) Finance Inc.	5.318%	10/22/07	10,000	9,926
CBA (Delaware) Finance Inc.	5.319%	10/23/07	10,000	9,924
[1] Danske Corp.	5.318%	9/5/07	48,400	48,372
[1] Danske Corp.	5.542%	11/9/07	27,000	26,716
HBOS Treasury Services PLC	5.318%	10/22/07	27,500	27,296
HBOS Treasury Services PLC	.319%-5.324%	10/23/07	124,828	123,882
HBOS Treasury Services PLC	.319%-5.325%	10/24/07	269,500	267,418
Nordea North America Inc.	5.307%	10/29/07	40,000	39,663
Santander Central Hispano Finance (Delaware) Inc.	5.527%	9/28/07	100,000	99,587
Societe Generale N.A. Inc.	5.319%	10/1/07	25,323	25,212
Societe Generale N.A. Inc.	5.319%	10/22/07	300,000	297,771
Societe Generale N.A. Inc.	5.317%	10/23/07	159,483	158,275
UBS Finance (Delaware), LLC	5.309%	9/17/07	175,000	174,591
UBS Finance (Delaware), LLC	5.308%	9/19/07	200,000	199,474
[1] Westpac Banking Corp.	5.321%	10/19/07	35,200	34,954
[1] Westpac Banking Corp.	5.317%	10/23/07	300,000	297,727
[1] Westpac Banking Corp.	5.328%	11/5/07	15,000	14,858
				2,417,913
Foreign Industrial (0.4%)
[1] Procter & Gamble International Funding SCA	5.308%	10/19/07	50,000	49,651
[1] Procter & Gamble International Funding SCA	5.313%	11/5/07	35,000	34,669
				84,320
Total Commercial Paper
(Cost $2,777,143)				2,777,143
Certificates of Deposit (23.3%)
Certificates of Deposit--U.S. Banks (3.7%)
HSBC Bank USA, NA	5.500%	11/13/07	140,000	140,000
State Street Bank & Trust	5.450%	9/20/07	350,000	350,000
Wachovia Bank NA	5.320%	10/29/07	200,000	200,000
				690,000
Yankee Certificates of Deposit--U.S. Branches (19.6%)
Abbey National Treasury Services PLC (Stamford Branch)	5.300%	9/4/07	250,000	250,000
Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	5.310%	10/22/07	150,000	150,000

Banco Bilbao Vizcaya Argentaria, SA (New York Branch)	5.310%	10/22/07	500,000	500,000
Bank of Nova Scotia (Portland Branch)	5.300%	9/4/07	300,000	300,000
Bank of Nova Scotia (Portland Branch)	5.480%	11/29/07	150,000	150,000
Barclays Bank PLC (New York Branch)	5.330%	10/2/07	73,000	73,000
Barclays Bank PLC (New York Branch)	5.325%	10/17/07	250,000	250,000
Barclays Bank PLC (New York Branch)	5.330%	11/1/07	100,000	100,000
Commonwealth Bank of Australia (New York Branch)	5.360%	11/9/07	50,000	50,000
Dexia Credit Local S.A. (New York Branch)	5.420%	9/17/07	325,000	325,000
Dexia Credit Local S.A. (New York Branch)	5.450%	9/19/07	250,000	250,000
Fortis Bank NV-SA (New York Branch)	5.300%	9/4/07	150,000	150,000
Fortis Bank NV-SA (New York Branch)	5.330%	11/1/07	80,000	80,000
Lloyds TSB Bank PLC (New York Branch)	5.400%	9/18/07	299,000	299,000
Nordea Bank Finland PLC (New York Branch)	5.350%	11/9/07	99,000	99,000
Nordea Bank Finland PLC (New York Branch)	5.500%	11/19/07	150,000	150,000
Royal Bank of Scotland PLC (New York Branch)	5.290%	10/18/07	68,000	67,992
Societe Generale (New York Branch)	5.330%	11/1/07	60,000	60,000
Toronto Dominion (New York Branch)	5.500%	11/15/07	179,000	179,000
UBS AG (Stamford Branch)	5.320%	10/1/07	200,000	200,000
				3,682,992
Total Certificates of Deposit
(Cost $4,372,992)				4,372,992

			Face	Market
		Maturity	Amount	Value•
	Yield••	Date	($000)	($000)
Eurodollar Certificates of Deposit (9.3%)
Deutsche Bank AG	5.300%	9/24/07	300,000	300,000
ING Bank N.V.	5.310%	9/5/07	100,000	100,000
ING Bank N.V.	5.320%	10/24/07	515,000	515,000
KBC Bank N.V.	5.380%	11/13/07	100,000	100,000
National Australia Bank	5.300%	9/24/07	238,000	238,000
National Australia Bank	5.310%	11/1/07	198,000	198,000
Royal Bank of Scotland PLC	5.480%	11/30/07	300,000	300,000
Total Eurodollar Certificates of Deposit
(Cost $1,751,000)				1,751,000
Other Notes (1.9%)
Bank of America, N.A.	5.320%	10/18/07	350,000	350,000
Total Other Notes
(Cost $350,000)				350,000
Repurchase Agreements (49.2%)
Barclays Capital Inc.
(Dated 8/31/07, Repurchase Value $2,094,772,000,
collateralized by
Federal Farm Credit Bank 4.125%-5.250%, 6/20/08-10/21/19,
Federal Home Loan Bank Discount Note, 9/04/07-11/30/07,
Federal Home Loan Bank 2.625%-6.500%, 10/19/07-6/11/21,
Federal Home Loan Mortgage Corp. Discount Note,
9/28/07-6/11/08
Federal Home Loan Mortgage Corp. 2.750%-5.750%,
10/24/07-4/18/17,
Federal National Mortgage Assn. Discount Note,
9/28/07-6/27/08,
Federal National Mortgage Assn. 0.000%-7.250%,
1/15/08-9/27/27)	5.300%	9/4/07	2,093,539	2,093,539

BNP Paribas Securities Corp.
(Dated 8/31/07, Repurchase Value $81,184,000,
collateralized by
U.S Treasury Note 2.375%-3.875%, 4/15/11-4/15/29)	5.150%	9/4/07	81,138	81,138

BNP Paribas Securities Corp.
(Dated 8/31/07, Repurchase Value $291,171,000,
collateralized by
Federal Farm Credit Bank 4.450%, 6/1/15,
Federal Home Loan Bank 2.625%-5.375%, 2/29/08-8/15/19,
Federal Home Loan Mortgage Corp. 3.375%-7.000%,
4/15/09-9/15/11,
Federal National Mortgage Assn. 5.000%-6.375%,
6/15/09-2/13/17)	5.300%	9/4/07	291,000	291,000

Citigroup Global Markets, Inc.
(Dated 8/8/07, Repurchase Value
$251,201,000, collateralized by
Federal Home Loan Bank Discount Note, 2/15/08,
Federal Home Loan Bank 3.625%-5.500%, 2/15/08-8/13/14,
Federal National Mortgage Assn. Principal Strip, 5/15/30,
Federal National Mortgage Assn. 4.625%, 1/15/08)	5.240%	9/10/07	250,000	250,000

Citigroup Global Markets, Inc.
(Dated 8/31/07, Repurchase Value $272,160,000,
collateralized by

Federal Home Loan Bank 5.000%-5.125%, 9/18/09-3/14/36,
Federal Home Loan Mortgage Corp.
4.500%-5.125%, 4/18/08-1/15/14,
Federal National Mortgage Assn. Discount Note, 12/12/07,
Federal National Mortgage Assn. 5.375%-5.500%,
3/15/11-6/12/17)	5.300%	9/4/07	272,000	272,000

Credit Suisse Securities (USA), LLC
(Dated 8/31/07, Repurchase Value
$1,061,619,000, collateralized by
Federal Home Loan Bank Discount Note, 9/5/07-1/25/08,
Federal Home Loan Mortgage Corp. Discount Note,
9/13/07-5/30/08,
Federal Home Loan Mortgage Corp. 3.500%, 9/15/07,
Federal National Mortgage Assn. Discount Note,
9/12/07-7/25/08,
Federal National Mortgage Assn. 0.000%-6.210%,
9/15/07-8/6/38)	5.250%	9/4/07	1,061,000	1,061,000

Deutsche Bank Securities, Inc.
(Dated 8/31/07, Repurchase Value $250,142,000,
collateralized by
U.S. Treasury Note, 2.625%-4.750%, 12/31/08-7/15/17)	5.100%	9/4/07	250,000	250,000

Deutsche Bank Securities, Inc.
(Dated 8/31/07, Repurchase Value
$1,640,966,000, collateralized by
Federal Farm Credit Bank 5.250%, 6/28/10,
Federal Home Loan Bank Discount Note, 11/26/07
Federal Home Loan Bank 4.250%-5.625%, 9/12/08-6/11/21,
Federal Home Loan Mortgage Corp. 4.750%, 11/17/15,
Federal National Mortgage Assn. 3.375%-6.000%,
5/15/08-6/12/17)	5.300%	9/4/07	1,640,000	1,640,000

Greenwich Capital Markets, Inc.
(Dated 8/31/07, Repurchase Value
$1,500,883,000, collateralized by
Federal Farm Credit Bank 2.625%-6.900%, 9/17/07-10/22/18,
Federal Home Loan Bank Discount Note, 11/28/07-11/30/07,
Federal National Mortgage Assn. 2.500%-7.125%,
9/15/07-8/6/38)
U.S. Treasury Note, 4.000%, 8/31/09)	5.300%	9/4/07	1,500,000	1,500,000

Lehman Brothers Inc.
(Dated 8/31/07, Repurchase Value $218,121,000,
collateralized by
U.S. Treasury Note, 4.250%, 8/15/13)	5.000%	9/4/07	218,000	218,000

UBS Securities LLC
(Dated 8/31/07, Repurchase Value $325,183,000,
collateralized by
Federal Home Loan Mortgage Corp. 4.375%-5.500%,
4/18/08-8/23/17,
Federal National Mortgage Assn. 4.625%, 10/15/14)	5.080%	9/4/07	325,000	325,000

UBS Securities LLC
(Dated 8/31/07, Repurchase Value
$1,267,742,000, collateralized by
Federal Home Loan Mortgage Corp. 3.375%-5.250%,
2/17/09-7/18/11,
Federal National Mortgage Assn. 4.375%-7.125%,
5/15/11-11/15/30)	5.270%	9/4/07	1,267,000	1,267,000
Total Repurchase Agreements
(Cost $9,248,677)				9,248,677
Total Investments (99.8%)
(Cost $18,749,419)				18,749,419
Other Assets and Liabilities (0.2%)
Other Assets				31,195
Liabilities				(45)
				31,150
Net Assets (100%)
Applicable to 18,780,736,560, outstanding $.001 par value
shares of beneficial interest (unlimited authorization)				18,780,569
Net Asset Value Per Share				$1.00

At August 31, 2007, net assets consisted of:
	Amount	Per
	($000)	Share
Paid-in Capital	18,780,736	$1.00
Undistributed Net Investment Income	-	-
Accumulated Net Realized Losses	(167)	-
Unrealized Appreciation	-	-
Net Assets	18,780,569	$1.00

•See Note A in Notes to Financial Statements.

••Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities. 1Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At August 31, 2007, the aggregate value of these securities was $708,885,000, representing 3.8% of net assets.

Vanguard Market Liquidity Fund

Statement of Operations

		Year Ended
		August 31, 2007
		($000)
Investment Income
Income
Interest		1,141,576
Total Income		1,141,576
Expenses
The Vanguard Group-Note B
Management and Administrative		1,137
Total Expenses		1,137
Net Investment Income		1,140,439
Realized Net Gain (Loss) on Investment Securities Sold		(166)
Change in Unrealized Appreciation	(Depreciation) of Investment Securities	-
Net Increase (Decrease) in Net Assets Resulting from Operations		1,140,273

See accompanying Notes, which are an integral part of the financial statements.

Vanguard Market Liquidity Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,140,439	836,992
Realized Net Gain (Loss)	(166)	(4)
Change in Unrealized Appreciation (Depreciation)	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	1,140,273	836,988
Distributions
Net Investment Income	(1,140,439)	(836,992)
Realized Capital Gain	-	-
Total Distributions	(1,140,439)	(836,992)
Capital Share Transactions (at $1.00)
Issued	211,122,771	177,759,226
Issued in Lieu of Cash Distributions	1,140,437	836,707
Redeemed	(209,703,812)	(177,677,564)
Net Increase (Decrease) from Capital Share Transactions	2,559,396	918,369
Total Increase (Decrease)	2,559,230	918,365
Net Assets
Beginning of Period	16,221,339	15,302,974
End of Period	18,780,569	16,221,339

See accompanying Notes, which are an integral part of the financial statements.

Vanguard Market Liquidity Fund

Financial Highlights

	Year Ended August 31,			July 19, 2004[1] to
For a Share Outstanding Throughout Each Period	2007	2006	2005	August 31, 2004
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Investment Operations
Net Investment Income	.053	.046	.026	.002
Net Realized and Unrealized Gain (Loss) on Investments	-	-	-	-
Total from Investment Operations	.053	.046	.026	.002
Distributions
Dividends from Net Investment Income	(.053)	(.046)	(.026)	(.002)
Distributions from Realized Capital Gains	-	-	-	-
Total Distributions	(.053)	(.046)	(.026)	(.002)
Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return	5.48%	4.68%	2.60%	0.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$ 18,781	$16,221	$ 15,303	$ 20,867
Ratio of Total Expenses to Average Net Assets	0.005%	0.01%	0.01%	0.01% *
Ratio of Net Investment Income to Average Net Assets	5.34%	4.61%	2.57%	1.44% *
[1]Commencement of operations.
*Annualized.

See accompanying Notes, which are an integral part of the financial statements.

Notes to Financial Statements

Vanguard Market Liquidity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in repurchase agreements and in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries.

A.

The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.	Security Valuation: Securities are valued at amortized cost, which approximates market value.
2.

Repurchase Agreements: The fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3.

Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4.	Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.
5.

Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.

The Vanguard Group provides investment advisory, corporate management and administrative services at cost and pays for all other operating expenses, except for taxes. The fund’s trustees and officers are also directors and officers of Vanguard.

C.

In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, and is effective for the fund’s fiscal year beginning September 1, 2007. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2004– 2007) for purposes of implementing FIN 48, and has concluded that as of August 31, 2007, no provision for income tax would be required in the fund's financial statements.

VANGUARD MUNICIPAL CASH MANAGEMENT FUND

As of August 31, 2007

Statement of Net Assets

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Municipal Bonds (99.5%)

	Alabama (0.4%)
[1]	Univ. of Alabama General Rev. TOB VRDO	4.030%	9/11/07(1)	5,175	5,175

	Arizona (2.7%)
[1]	Arizona State Univ. COP TOB PUT	3.800%	3/13/08(2)	5,405	5,405
[1]	Arizona Transp. Board Highway Rev. TOB VRDO	4.040%	9/11/07	21,715	21,715
	Tempe AZ Transit Excise Tax Rev. VRDO	3.980%	9/11/07	7,900	7,900
					35,020
	Colorado (1.2%)
[1]	Colorado State COP Univ. of Colorado Denver Health Science
	Center Fitzsimons Academic Fac. Project TOB VRDO	4.030%	9/11/07(1)	7,200	7,200
[1]	Regional Transp. Dist. of Colorado Sales Tax Rev. TOB VRDO	4.060%	9/11/07(2)	8,425	8,425
					15,625
	Delaware (0.3%)
	Univ. of Delaware Rev. VRDO	3.990%	9/4/07	4,435	4,435

	Florida (9.7%)
	Alachua County FL Health Fac. Auth.
	(Shands Teaching Hosp.) VRDO	4.000%	9/4/07 LOC	2,500	2,500
	Broward County FL EDL Facs. Auth. Rev. VRDO	4.000%	9/4/07 LOC	22,900	22,900
	Highlands County FL Health Rev.
	(Adventist Health System) VRDO	3.920%	9/11/07(3)	7,780	7,780
	Jacksonville FL Econ. Dev. Community Health Care
	Fac. Rev. VRDO	4.000%	9/4/07 LOC	3,300	3,300
	Jacksonville FL Electric Auth. Electric System Rev. VRDO	3.920%	9/11/07(11)	4,000	4,000
	Jacksonville FL Health Fac. Auth. Hosp. Rev. VRDO	3.980%	9/4/07 LOC	8,955	8,955
	Jacksonville FL Health Fac. Auth. Hosp. Rev. VRDO	4.000%	9/4/07 LOC	27,800	27,800
	Orange County FL Health Fac. Auth. Rev.
	(Orlando Regional Healthcare) VRDO	4.000%	9/4/07 LOC	4,900	4,900
[1]	Orange County FL School Board COP TOB VRDO	4.050%	9/11/07(3)	9,275	9,275
[1]	Orange County FL School Board TOB VRDO	4.030%	9/11/07(3)	5,330	5,330
	Pinellas County FL Health Fac. Auth. Rev.
	(Bayfront Hosp.) VRDO	4.000%	9/4/07 LOC	7,790	7,790
	Sarasota FL Manatee Airport Auth. Rev. VRDO	4.000%	9/4/07 LOC	4,450	4,450
	Sunshine State Florida Govt. Financing Comm. Rev. VRDO	4.050%	9/4/07(2)	15,635	15,635
					124,615
	Georgia (2.6%)
[1]	Georgia GO TOB VRDO	4.030%	9/11/07	2,150	2,150
	Private Colleges & Univ. Auth. of Georgia Rev.
	(Emory Univ.) VRDO	3.950%	9/11/07	9,925	9,925
	Private Colleges & Univ. Auth. of Georgia Rev.
	(Emory Univ.) VRDO	3.950%	9/11/07	21,750	21,750
					33,825
	Illinois (3.6%)
	Chicago IL Board of Educ. VRDO	4.050%	9/4/07(11)	11,550	11,550
	Illinois Educ. Fac. Auth. Rev. (Adler Planetarium) VRDO	3.970%	9/11/07 LOC	4,700	4,700
	Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	3.920%	9/11/07	7,847	7,847
	Illinois Finance Auth. Rev. (Univ. of Chicago) VRDO	3.920%	9/11/07	9,785	9,785

[1]	Illinois Regional Transp. Auth. Rev. TOB VRDO	4.030%	9/11/07(1)	6,470	6,470
[1]	Illinois Regional Transp. Auth. Rev. TOB VRDO	4.090%	9/11/07(1)	5,170	5,170
	Schaumburg IL GO VRDO	3.950%	9/11/07	85	85
					45,607
	Indiana (0.4%)
	Indianapolis IN Local Public Improvement Rev. VRDO	3.950%	9/11/07(1)	5,210	5,210

	Kentucky (2.6%)
	Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev.
	(Baptist Healthcare) VRDO	3.940%	9/4/07(1)	4,400	4,400
	Kentucky Inc. Public Energy Auth. Gas Supply Rev. VRDO	3.980%	9/4/07	28,849	28,849
					33,249
	Louisiana (3.0%)
	Louisiana Offshore Terminal Auth. Deep Water Port Rev.
	(LOOP LLC Project) VRDO	4.000%	9/4/07LOC	28,000	28,000
	Louisiana Public Fac. Auth. Rev.
	(International Matex Tank Terminals) VRDO	4.020%	9/11/07 LOC	10,000	10,000
					38,000

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Massachusetts (2.6%)
	Massachusetts GO VRDO	3.930%	9/4/07	6,700	6,700
	Massachusetts GO VRDO	3.930%	9/4/07	6,705	6,705
	Massachusetts GO VRDO	4.030%	9/4/07	19,950	19,950
					33,355
	Michigan (9.2%)
[1]	Detroit MI City School Dist. TOB VRDO	4.090%	9/11/07(4)	5,555	5,555
[1]	Detroit MI Sewer System Rev. TOB VRDO	4.050%	9/11/07(3)	21,205	21,205
[1]	Detroit MI Sewer System Rev. TOB VRDO	4.050%	9/11/07(3)	10,590	10,590
	Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO	3.990%	9/4/07	14,870	14,870
	Univ. of Michigan Hosp. Rev. VRDO	3.920%	9/11/07	30,000	30,000
	Univ. of Michigan Hosp. Rev. VRDO	3.990%	9/4/07	9,450	9,450
	Univ. of Michigan Hosp. Rev. VRDO	3.990%	9/4/07	11,900	11,900
	Univ. of Michigan Univ. Rev. VRDO	3.900%	9/11/07	14,950	14,950
					118,520
	Mississippi (2.8%)
	Mississippi Business Finance Corp. Rev. VRDO	3.980%	9/11/07 LOC	15,000	15,000
	Mississippi Dev. Bank Special Obligation Rev. VRDO	3.980%	9/11/07(3)	4,275	4,275
	Mississippi GO VRDO	3.980%	9/11/07	6,715	6,715
[1]	Univ. of Southern Mississippi Educ. Building Corp.
	Rev. TOB VRDO	4.030%	9/11/07(4)	10,455	10,455
					36,445
	Missouri (4.0%)
	Curators of the Univ. of Missouri System Fac. Rev. VRDO	3.960%	9/4/07	5,700	5,700
	Curators of the Univ. of Missouri System Fac. Rev. VRDO	3.950%	9/11/07	30,000	30,000
	Missouri Health & Educ. Fac. Auth. (Washington Univ.) VRDO	3.960%	9/4/07	6,600	6,600
	Missouri Health & Educ. Fac. Auth. Rev.
	(Washington Univ.) VRDO	3.960%	9/4/07	9,055	9,055
					51,355
	Nevada (0.9%)
[1]	Clark County NV School Dist. GO TOB VRDO	4.060%	9/11/07(1)	12,035	12,035

	New York (3.1%)
[1]	Liberty NY Dev. Corp. Rev. TOB VRDO	4.040%	9/11/07	25,215	25,215
[1]	New York City NY Muni. Water Finance Auth. Water &
	Sewer System Rev. TOB VRDO	4.040%	9/11/07	15,000	15,000
	New York City NY Muni. Water Finance Auth. Water &
	Sewer System Rev. VRDO	3.900%	9/4/07(3)	100	100
					40,315
	North Carolina (2.9%)
[1]	North Carolina Capital Fac. Finance Agency Rev. TOB VRDO	4.030%	9/11/07	10,600	10,600
[1]	North Carolina Medical Care Comm. Health Care Fac.
	(Duke Univ. Health System) TOB VRDO	4.030%	9/11/07	15,205	15,205
	Wake County NC Public Improvement GO VRDO	3.950%	9/11/07	11,550	11,550
					37,355
	Ohio (5.1%)
[1]	Columbus OH City School Dist. TOB VRDO	4.010%	9/11/07(4)	5,000	5,000
[1]	Franklin County OH GO TOB VRDO	4.030%	9/11/07	10,000	10,000
	Kent State Univ. Ohio Univ. Rev. VRDO	4.050%	9/11/07(1)	15,000	15,000
	Ohio Common Schools GO VRDO	3.960%	9/11/07	9,610	9,610
	Ohio GO VRDO	3.930%	9/11/07	3,350	3,350
	Ohio State Univ. General Receipts Rev. VRDO	3.950%	9/11/07	10,700	10,700
	Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	3.960%	9/4/07 LOC	2,150	2,150
	Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	3.930%	9/11/07(1)	9,290	9,290
					65,100

	Oklahoma (0.1%)
	Oklahoma State Capitol Improvement Auth. Fac. Rev. VRDO	4.050%	9/4/07(11)	1,085	1,085

	Oregon (1.4%)
	Oregon State Var-Veterans Welfare VRDO	3.950%	9/4/07	8,345	8,345
[1]	Washington Clackamas & Yamhill County OR
	School Dist. TOB VRDO	4.020%	9/11/07(1)	10,045	10,045
					18,390
	Pennsylvania (9.3%)
	Beaver County PA IDA PCR (First Energy) VRDO	3.990%	9/4/07 LOC	11,700	11,700
	Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	3.930%	9/4/07	5,400	5,400
	Geisinger Health System Auth. of Pennsylvania Rev.
	(Penn State Geisinger Health System) VRDO	3.930%	9/4/07	6,700	6,700
	Geisinger Health System Auth. of Pennsylvania Rev.
	(Penn State Geisinger Health System) VRDO	3.930%	9/4/07	21,750	21,750

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Manheim Township PA School Dist. VRDO	3.980%	9/11/07(4)	12,000	12,000
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Carnegie Mellon Univ.) VRDO	3.930%	9/4/07	5,700	5,700
	Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
	(Children's Hosp. of Philadelphia) VRDO	3.930%	9/4/07	9,000	9,000
[1]	Philadelphia PA School Dist. TOB VRDO	4.020%	9/11/07(4)	8,745	8,745
	Philadelphia PA School Dist. TOB VRDO	4.020%	9/11/07(2)	10,000	10,000
	Univ. of Pittsburgh of the Commonwealth System of Higher
	Educ. Pennsylvania (Univ. Capital Project) VRDO	4.050%	9/11/07	8,600	8,600
	Univ. of Pittsburgh of the Commonwealth System of Higher
	Educ. Pennsylvania (Univ. Capital Project) VRDO	3.900%	9/11/07	5,000	5,000
	Univ. of Pittsburgh of the Commonwealth System of Higher
	Educ. Pennsylvania (Univ. Capital Project) VRDO	4.100%	9/11/07	15,000	15,000
					119,595
	Rhode Island (2.0%)
	Rhode Island Health & Educ. Building Corp. Rev.
	(Brown Univ.) VRDO	3.900%	9/11/07	25,000	25,000

	South Carolina (0.5%)
[1]	Greenville County SC School Dist. TOB VRDO	4.060%	9/11/07	6,000	6,000

	Tennessee (7.4%)
	Blount County TN Public Building Auth.
	(Local Govt. Public Improvement Bonds) VRDO	3.990%	9/4/07	4,820	4,820
	Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	3.960%	9/4/07 LOC	4,235	4,235
	Clarksville TN Public Building Auth. Rev. VRDO	3.960%	9/4/07 LOC	12,000	12,000
	Metro. Govt. of Nashville & Davidson County TN Health &
	Educ. Fac. (Vanderbilt Univ.) CP	3.720%	10/4/07	20,500	20,500
	Sevier County TN Public Building Auth.
	(Local Govt. Public Improvement Bonds) VRDO	3.990%	9/4/07	30,560	30,560
	Sevier County TN Public Building Auth.
	(Local Govt. Public Improvement Bonds) VRDO	4.000%	9/4/07(2)	8,325	8,325
	Sevier County TN Public Building Auth.
	(Local Govt. Public Improvement Bonds) VRDO	3.990%	9/11/07(2)	9,500	9,500
[1]	Sullivan County TN Health & Housing Fac. Board
	Hosp. Rev. (Wellmont Health System) TOB VRDO	4.030%	9/11/07	5,500	5,500
					95,440
	Texas (19.4%)
[1]	Board of Regents of the Univ. of Texas System
	Rev. TOB VRDO	4.030%	9/11/07	17,490	17,490
[1]	Board of Regents of the Univ. of Texas System
	Rev. TOB VRDO	4.030%	9/11/07	5,970	5,970
[1]	Cypress-Fairbanks TX Independent School Dist.
	Unlimited Tax Schoolhouse TOB VRDO	4.030%	9/11/07	6,000	6,000
[1]	Cypress-Fairbanks TX Independent School Dist.
	Unlimited Tax Schoolhouse TOB VRDO	4.060%	9/11/07	5,230	5,230
	Gulf Coast TX Waste Disposal Auth. PCR
	(Amoco Oil Co.) VRDO	3.990%	9/4/07	8,700	8,700
	Harris County TX Health Fac. Dev. Corp. Hosp. Rev.
	(Texas Medical Center Project) VRDO	3.950%	9/4/07(1)	8,100	8,100
	Harris County TX Health Fac. Dev. Corp. Rev.
	(Methodist Hosp.) VRDO	3.950%	9/11/07	10,000	10,000
	Harris County TX Health Fac. Dev. Corp. Rev.
	(St. Luke's Episcopal Hosp.) VRDO	3.930%	9/4/07	31,400	31,400
	Harris County TX Health Fac. Dev. Corp. Rev.
	(Young Men's Christian Assn. of Greater Houston) VRDO	3.960%	9/4/07 LOC	8,000	8,000

[1]	Houston TX Util. System Rev. TOB VRDO	4.030%	9/11/07(1)	4,995	4,995
[1]	Katy TX Independent School Dist. GO TOB VRDO	4.030%	9/11/07	5,780	5,780
[1]	Keller TX Independent School Dist. GO TOB VRDO	4.030%	9/11/07	6,815	6,815
[1]	Pearland TX GO TOB VRDO	4.050%	9/11/07(4)	10,265	10,265
[1]	Pearland TX Independent School Dist. GO TOB VRDO	4.060%	9/11/07	13,935	13,935
[1]	San Antonio TX Water Rev. TOB VRDO	4.030%	9/11/07(3)	6,200	6,200
[1]	Texas GO TOB VRDO	4.020%	9/11/07	17,000	17,000
[1]	Texas GO TOB VRDO	4.040%	9/11/07	6,805	6,805
[1]	Texas GO TOB VRDO	4.050%	9/11/07	7,600	7,600
[1]	Texas State (Mobility Fund) TOB VRDO	4.060%	9/11/07	11,955	11,955
	Texas Water Dev. Board Rev. VRDO	3.990%	9/4/07	15,700	15,700
[1]	Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	3.990%	9/11/07	5,490	5,490
[1]	Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	4.030%	9/11/07	14,410	14,410
[1]	Waco TX Health Facs. Dev. Corp. TOB VRDO	4.050%	9/11/07(1)	10,000	10,000
	West Side Calhoun County TX Dev. (British Petroleum) VRDO	3.960%	9/4/07	10,900	10,900
					248,740
	Utah (0.9%)
[1]	Utah GO TOB VRDO	4.030%	9/11/07	11,000	11,000

	Virginia (1.1%)
	Loudoun County VA IDA Rev. (Howard Hughes
	Medical Institute) VRDO	4.030%	9/4/07	4,000	4,000
	Virginia College Building Auth. Educ. Fac. Rev.
	(Univ. Richmond Project) VRDO	3.980%	9/4/07	10,100	10,100
					14,100

	Washington (0.3%)
[1]	King County WA Sewer Rev. TOB VRDO	4.030%	9/11/07(4)	3,800	3,800

	Total Municipal Bonds
	(Cost $1,278,391)				1,278,391
	Other Assets and Liabilities (0.5%)
	Other Assets				6,683
	Liabilities				(6)
					6,677

Net Assets (100%)

Applicable to 1,285,020,460 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	1,285,068
Net Asset Value Per Share	$1.00

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A
of the Securities Act of 1933. Such securities may be sold
in transactions exempt from registration, normally to
qualified institutional buyers. At August 31, 2007, the
aggregate value of these securities was $418,205,000,
representing 32.5% of net assets.

KEY TO ABBREVIATIONS

ARS	- Auction Rate Security.
BAN	- Bond Anticipation Note.
COP	- Certificate of Participation.
CP	- Commercial Paper.
FR	- Floating Rate.
GAN	- Grant Anticipation Note.
GO	- General Obligation Bond.
IDA	- Industrial Development Authority Bond.
IDR	- Industrial Development Revenue Bond.
PCR	- Pollution Control Revenue Bond.
PUT	- Put Option Obligation.
RAN	- Revenue Anticipation Note.
TAN	- Tax Anticipation Note.
TOB	- Tender Option Bond.
TRAN	- Tax Revenue Anticipation Note.
UFSD	- Union Free School District.
USD	- United School District.
VRDO	- Variable Rate Demand Obligation.
(ETM)	- Escrowed to Maturity.
(Prere.)	- Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1)	MBIA (Municipal Bond Insurance Association).
(2)	AMBAC (Ambac Assurance Corporation).
(3)	FGIC (Financial Guaranty Insurance Company).
(4)	FSA (Financial Security Assurance).
(5)	BIGI (Bond Investors Guaranty Insurance).
(6)	Connie Lee Inc.
(7)	FHA (Federal Housing Authority).
(8)	CapMAC (Capital Markets Assurance Corporation).
(9)	American Capital Access Financial Guaranty Corporation.
(10)	XL Capital Assurance Inc.
(11)	CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

At August 31, 2007, net assets consisted of:
	Amount	Per
	($000)	Share
Paid-in Capital	1,285,092	$1.00
Undistributed Net Investment Income	-	-
Accumulated Net Realized Losses	(24)	-
Unrealized Appreciation	-	-

Net Assets	1,285,068	$1.00

Vanguard Municipal Cash Management Fund

Statement of Operations

		Year Ended
		August 31, 2007
		($000)
Investment Income
Income
Interest		58,982
Total Income		58,982
Expenses
The Vanguard Group—Note B
Management and Administrative		178
Total Expenses		178
Net Investment Income		58,804
Realized Net Gain (Loss) on Investment Securities Sold		34
Change in Unrealized Appreciation	(Depreciation) of Investment Securities	-
Net Increase (Decrease) in Net Assets Resulting from Operations		58,838

See accompanying Notes, which are an integral part of the financial statements.

Vanguard Municipal Cash Management Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	58,804	56,968
Realized Net Gain (Loss)	34	5
Change in Unrealized Appreciation (Depreciation)	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	58,838	56,973
Distributions
Net Investment Income	(58,804)	(56,968)
Realized Capital Gain	-	-
Total Distributions	(58,804)	(56,968)
Capital Share Transactions (at $1.00)
Issued	6,734,471	6,293,524
Issued in Lieu of Cash Distributions	58,804	56,968
Redeemed	(7,544,028)	(6,420,468)
Net Increase (Decrease) from Capital Share Transactions	(750,753)	(69,976)
Total Increase (Decrease)	(750,719)	(69,971)
Net Assets
Beginning of Period	2,035,787	2,105,758
End of Period	1,285,068	2,035,787

See accompanying Notes, which are an integral part of the financial statements.

Vanguard Municipal Cash Management Fund

Financial Highlights

	Year Ended August 31,			July 19, 2004[1] to
For a Share Outstanding Throughout Each Period	2007	2006	2005	August 31, 2004
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Investment Operations
Net Investment Income	.036	.032	.020	.001
Net Realized and Unrealized Gain (Loss) on Investments	-	-	-	-
Total from Investment Operations	.036	.032	.020	.001
Distributions
Dividends from Net Investment Income	(.036)	(.032)	(.020)	(.001)
Distributions from Realized Capital Gains	-	-	-	-
Total Distributions	(.036)	(.032)	(.020)	(.001)
Net Asset Value, End of Period	$1.00	$ 1.00	$ 1.00	$ 1.00
Total Return	3.71%	3.20%	2.03%	0.13%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,285	$ 2,036	$ 2,106	$ 11
Ratio of Total Expenses to Average Net Assets	0.011%	0.02%	0.02%	0.02% *
Ratio of Net Investment Income to Average Net Assets	3.64%	3.16%	2.35%	1.13% *
[1]Commencement of operations.
*Annualized.

See accompanying Notes, which are an integral part of the financial statements.

Notes to Financial Statements

Vanguard Municipal Cash Management Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in a variety of high-quality short-term municipal securities; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A.

The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.	Security Valuation: Securities are valued at amortized cost, which approximates market value.
2.

Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

3.	Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.
4.

Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.

The Vanguard Group provides investment advisory, corporate management and administrative services at cost and pays for all other operating expenses, except for taxes. The fund’s trustees and officers are also directors and officers of Vanguard.

C.

In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, and is effective for the fund’s fiscal year beginning September 1, 2007. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2004– 2007) for purposes of implementing FIN 48, and has concluded that as of August 31, 2007, no provision for income tax would be required in the fund's financial statements.

ABOUT YOUR FUND’S EXPENSES

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account	Ending Account	Expenses
	Value	Value	Paid During
	February 28, 2007	August 31, 2007	Period*
Based on Actual Fund Return
Market Liquidity	$1,000.00	$1,027.20	$0.03
Municipal Cash Management	$1,000.00	$1,018.84	$0.05

Based on Hypothetical 5% Yearly Return
Market Liquidity	$1,000.00	$1,025.18	$0.03
Municipal Cash Management	$1,000.00	$1,025.16	$0.05

*The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Market Liquidity Fund, 0.005%; for the Municipal Cash Management Fund, 0.010%; The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

Expense Ratios[1]:
Your Fund compared with its Peer Group
		Average
	Fund	Institutional
	Expense	Money Market
Vanguard CMT Funds	Ratio	Fund

Market Liquidity	0.005%	0.44%
Municipal Cash Management	0.011	--

1 Fund expense ratios reflect the fiscal year ended August 31, 2007. Peer-group expense ratio is derived from data provided by Lipper Inc., and captures information through year-end 2006.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard CMT Funds and the Shareholders of Vanguard Market Liquidity Fund and Vanguard Municipal Cash Management Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Market Liquidity Fund and Vanguard Municipal Cash Management Fund (the "Funds") at August 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

October 10, 2007

SPECIAL 2007 TAX INFORMATION (Unaudited) for Vanguard CMT FUNDS

The Municipal Cash Management Fund designates 100% of its income dividends as exempt-interest dividends.

For non-resident alien shareholders invested in Market Liquidity Fund, 83.98% of income dividends are interest related dividends.

Trustees Approve Advisory Arrangement

The board of trustees of the Vanguard CMT Funds has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, Extent, and Quality of Services

The board considered the quality of the funds’ investment management since their inception in July 2004, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Robert F. Auwaerter, principal in charge of the Fixed Income Group, has been in the investment management business since 1978. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment Performance

The board considered the performance of the funds, including any periods of outperformance or underperformance of the funds’ peer groups. The board noted that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that the funds’ expense ratios were far below the average expense ratios charged by funds in their respective peer groups. The board noted that the funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the

Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The Benefit of Economies of Scale

The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table below shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years:
Trustee since 1987;	Chairman of the Board, Chief Executive Officer,
Chairman of the Board and	and Director/Trustee of The Vanguard Group, Inc.,
Chief Executive Officer	and of each of the investment companies served
147 Vanguard Funds Overseen	by The Vanguard Group.

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years:
Trustee since January 2001	Applecore Partners (pro bono ventures in education);
147 Vanguard Funds Overseen	Senior Advisor to Greenwich Associates (international
business strategy consulting); Successor Trustee
of Yale University; Overseer of the Stern School of
Business at New York University; Trustee of the
Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years:
Trustee since December 2001[2]	Chairman and Chief Executive Officer of Rohm
147 Vanguard Funds Overseen	and Haas Co. (chemicals); Board Member of the
American Chemistry Council; Director of Tyco
International, Ltd. (diversified manufacturing and
services) since 2005; Trustee of Drexel University
and of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years:
Trustee since June 2006	President of the University of Pennsylvania since
147 Vanguard Funds Overseen	2004; Professor in the School of Arts and Sciences,
Annenberg School for Communication, and
Graduate School of Education of the University

of Pennsylvania since 2004; Provost (2001–2004)
and Laurance S. Rockefeller Professor of Politics
and the University Center for Human Values
(1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005
and of Schuylkill River Development Corporation
and Greater Philadelphia Chamber of Commerce
since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years:
Trustee since July 1998	Corporate Vice President and Chief Global Diversity
147 Vanguard Funds Overseen	Officer since 2006, Vice President and Chief
Information Officer (1997–2005), and Member of
the Executive Committee of Johnson & Johnson
(pharmaceuticals/consumer products); Director of
the University Medical Center at Princeton and
Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years:
Trustee since December 2004	George Gund Professor of Finance and Banking,
147 Vanguard Funds Overseen	Harvard Business School; Senior Associate Dean,
Director of Faculty Recruiting, and Chair of Finance
Faculty, Harvard Business School; Director and
Chairman of UNX, Inc. (equities trading firm) since
2003; Chair of the Investment Committee of
HighVista Strategies LLC (private investment firm)
since 2005; Director of registered investment
companies advised by Merrill Lynch Investment
Managers and affiliates (1985–2004), Genbel
Securities Limited (South African financial services
firm) (1999–2003), Gensec Bank (1999–2003),
Sanlam, Ltd. (South African insurance company)
(2001–2003), and Stockback, Inc. (credit card firm)
(2000–2002).

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years:
Trustee since January 1993	Chairman, President, Chief Executive Officer,
147 Vanguard Funds Overseen	and Director of NACCO Industries, Inc. (forklift
trucks/housewares/lignite); Director of Goodrich
Corporation (industrial products/aircraft systems
and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years:
Trustee since April 1985	Retired Chairman and Chief Executive Officer
147 Vanguard Funds Overseen	of Rohm and Haas Co. (chemicals); Director
of Cummins Inc. (diesel engines) and
AmerisourceBergen Corp. (pharmaceutical
distribution); Trustee of Vanderbilt University
and of Culver Educational Foundation.

Executive Officers[1]
Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years:
Secretary since July 2005	Managing Director of The Vanguard Group, Inc.,
147 Vanguard Funds Overseen	since 2006; General Counsel of The Vanguard
Group since 2005; Secretary of The Vanguard
Group, and of each of the investment companies
served by The Vanguard Group, since 2005;
Principal of The Vanguard Group (1997–2006).

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years:
Treasurer since July 1998	Principal of The Vanguard Group, Inc.; Treasurer
147 Vanguard Funds Overseen	of each of the investment companies served by
The Vanguard Group.

Vanguard Senior Management Team
R. Gregory Barton	Kathleen C. Gubanich Michael S. Miller
Mortimer J. Buckley	Paul A. Heller Ralph K. Packard
James H. Gately	F. William McNabb, III George U. Sauter

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1	Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
2

December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.
More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 4: Principal Accountant Fees and Services.

(a)	Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended August 31, 2007: $40,000

Fiscal Year Ended August 31, 2006: $41,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended August 31, 2007: $2,835,320

Fiscal Year Ended August 31, 2006: $2,347,620

(b)	Audit-Related Fees.

Fiscal Year Ended August 31, 2007: $630,400

Fiscal Year Ended August 31, 2006: $530,000

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c)	Tax Fees.

Fiscal Year Ended August 31, 2007: $215,900

Fiscal Year Ended August 31, 2006: $101,300

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d)	All Other Fees.

Fiscal Year Ended August 31, 2007: $0

Fiscal Year Ended August 31, 2006: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e)     (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)	Aggregate Non-Audit Fees.

Fiscal Year Ended August 31, 2007: $215,900

Fiscal Year Ended August 31, 2006: $101,300

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h)          For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 18, 2007

VANGUARD CMT FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 18, 2007

*By Power of Attorney. See File Number 333-145624, filed on August 22, 2007. Incorporated by Reference.